Group companies	12 Months Ended
Dec. 31, 2025
Group companies
Group companies

Group companies

In accordance with Section 409 of the Companies Act 2006, a full list of subsidiaries, associates, joint arrangements, joint ventures and partnerships are listed below as at 31 December 2025, including their country of incorporation. All companies are 100% owned, unless otherwise indicated. The share capital disclosed comprises ordinary shares which are indirectly held by Smith & Nephew plc, unless otherwise stated.

Company name	Country of operation and incorporation	Registered Office
UK
Additive Instruments Limited	England & Wales	Watford
Michelson Diagnostic Limited[3] (6.4%)	England & Wales	Nottingham
Neotherix Limited[3] (24.9%)	England & Wales	York
Smith & Nephew (Overseas) Limited[1,4]	England & Wales	Watford
Smith & Nephew Beta Limited[2]	England & Wales	Watford
Smith & Nephew China Holdings UK Limited[1]	England & Wales	Watford
Smith & Nephew Employees Trustees Limited[2]	England & Wales	Watford
Smith & Nephew ESN Limited[2]	England & Wales	Watford
Smith & Nephew Extruded Films Limited[2]	England & Wales	Hull
Smith & Nephew Finance[2]	England & Wales	Watford
Smith & Nephew Finance Oratec[2]	England & Wales	Watford
Smith & Nephew Healthcare Limited[2]	England & Wales	Hull
Smith & Nephew Investment Holdings Limited[1]	England & Wales	Watford
Smith & Nephew Lilia Limited[2]	England & Wales	Watford
Smith & Nephew Medical Fabrics Limited[2]	England & Wales	Watford
Smith & Nephew Medical Limited	England & Wales	Hull
Smith & Nephew Nominee Company Limited[2]	England & Wales	Watford
Smith & Nephew Nominee Services Limited[2]	England & Wales	Watford
Smith & Nephew Orthopaedics Limited	England & Wales	Watford
Smith & Nephew Pharmaceuticals Limited[2]	England & Wales	Hull
Smith & Nephew Raisegrade Limited[1,2]	England & Wales	Watford
Smith & Nephew Rareletter Limited[2]	England & Wales	Watford
Smith & Nephew Trading Group Limited[1]	England & Wales	Watford
Smith & Nephew UK Executive Pension Scheme Trustee Limited[2]	England & Wales	Watford

Company name	Country of operation and incorporation	Registered Office
Smith & Nephew UK Limited[1,4]	England & Wales	Watford
Smith & Nephew UK Pension Fund Trustee Limited[2]	England & Wales	Watford
Smith & Nephew USD Limited[1]	England & Wales	Watford
Smith & Nephew USD One Limited[1]	England & Wales	Watford
T.J.Smith and Nephew, Limited	England & Wales	Hull
The Albion Soap Company Limited[2]	England & Wales	Watford
TP Limited[1]	Scotland	Edinburgh
Rest of Europe
Smith & Nephew GmbH	Austria	Vienna
Smith & Nephew S.A.-N.V	Belgium	Zaventem
Smith & Nephew A/S	Denmark	Kobenhavn
Smith & Nephew Oy	Finland	Helsinki
Smith & Nephew France SAS[1]	France	Neuilly-sur- Seine
Smith & Nephew S.A.S.	France	Neuilly-sur- Seine
Smith & Nephew Business Services GmbH & Co. KG1	Germany	Hamburg
Smith & Nephew Business Services Verwaltungs GmbH	Germany	Hamburg
Smith & Nephew Deutschland (Holding) GmbH[1]	Germany	Hamburg
Smith & Nephew GmbH	Germany	Hamburg
Smith & Nephew Orthopaedics GmbH	Germany	Tuttlingen
Smith & Nephew Robotics GmbH	Germany	Munich
Smith & Nephew (Ireland) Trading Limited	Ireland	Dublin
Cartiheal (2009) Ltd[1]	Israel	Kfar Saba
Smith & Nephew S.r.l.	Italy	Milan
Smith & Nephew International S.A.[1]	Luxembourg	Luxembourg

Company name	Country of operation and incorporation	Registered Office
Smith & Nephew (Europe) B.V.[1]	Netherlands	Amsterdam, 2132NP
Smith & Nephew B.V.	Netherlands	Amsterdam, 2132NP
Smith & Nephew Nederland CV	Netherlands	Amsterdam, 2132NP
Smith & Nephew Operations B.V.	Netherlands	Amsterdam, 2132NP
Serda B.V.[3] (48.66%)	Netherlands	Amsterdam, 1105BP
Smith & Nephew AS	Norway	Oslo
Smith & Nephew sp. z.o.o.	Poland	Warsaw
Smith & Nephew Lda	Portugal	Forte da Casa
S&N ORION PRIME, S.A.	Portugal	Coimbra
DC LLC	Russian Federation	Puschino
Smith & Nephew LLC	Russian Federation	Moscow
Smith & Nephew S.A.U	Spain	Barcelona
Smith & Nephew Aktiebolag	Sweden	Molndal
Lumina Adhesives AB3 (1.59%)	Sweden	Gothenburg
Atracsys Sàrl	Switzerland	Puidoux
Naviswiss AG (0.17%)	Switzerland	Brugg
Plus Orthopedics Holding AG1	Switzerland	Zug
Smith & Nephew Manufacturing AG	Switzerland	Aarau
Smith & Nephew Orthopaedics AG1	Switzerland	Zug
Smith & Nephew Schweiz AG	Switzerland	Zug
Smith & Nephew AG	Switzerland	Zug
Smith & Nephew Orthopaedics AG Aarau Branch[5]	Switzerland	Aarau
US
Arthrocare Corporation	United States	Wilmington
Ascension Orthopedics, Inc.	United States	Wilmington
Austin Miller Trauma LLC	United States	Wilmington
Bioventus Inc.[3,6] (26.60%)	United States	Wilmington
Bioventus LLC[3,7] (26.60%)	United States	Wilmington
Blue Belt Technologies, Inc.	United States	Philadelphia
CartiHeal Inc.	United States	Wilmington
Ceterix Orthopaedics, Inc.	United States	Wilmington
Engage Uni LLC	United States	Wilmington
Integrated Shoulder Collaboration, Inc.	United States	Wilmington
IntraFuse LLC Investment [3] (42.16%)	United States	Utah
Leaf Healthcare Inc.	United States	Wilmington
Miach Orthopaedics, Inc³ (8.25%)	United States	Dover GD
Osiris Therapeutics, Inc.	United States	Timonium
Rotation Medical, Inc.	United States	Wilmington
Sinopsys Surgical, Inc.[3] (1.44%)	United States	Wilmington
Smith & Nephew Consolidated, Inc.[1]	United States	Wilmington
Smith & Nephew, Inc.[1]	United States	Wilmington
Trice Medical Inc.[3] (0.5%)	United States	Wilmington 19808
Tusker Medical, Inc.	United States	Wilmington

Company name	Country of operation and incorporation	Registered Office
Africa, Asia, Australasia and Other Americas
Smith & Nephew Pty Limited	Australia	Macquarie Park
Smith & Nephew Surgical Holdings Pty Limited[1,2]	Australia	Macquarie Park
Smith & Nephew Surgical Pty Limited[2]	Australia	Macquarie Park
Mesoblast Ltd (0.77%)	Australia	Melbourne
Smith & Nephew Comercio de Produtos Medicos LTDA	Brazil	São Paulo
Smith & Nephew Comercio de Produtos Medicos LTDA, Diadema Branch[5]	Brazil	Diadema
Smith & Nephew Inc.[1]	Canada	Ontario
Smith & Nephew Finance Holdings Limited[4]	Cayman Islands	George Town 1104
TEAMfund, LP3 (6.765%)	Cayman Islands	George Town 9008
Smith & Nephew Chile SpA[2]	Chile	Chile
Plus Orthopedics (Beijing) Co. Limited[2]	China	Shunyi District, Beijing
Smith & Nephew Medical (Shanghai) Limited	China	Shanghai Ao Na Rd
Smith & Nephew Medical (Shanghai) Limited Beijing Branch[5]	China	Dong Cheng
Smith & Nephew Medical (Shanghai) Limited Chengdu Branch[5]	China	Wu Hou
Smith & Nephew Medical (Shanghai) Limited Guangzhou Branch[5]	China	Yue Xiu
Smith & Nephew Medical (Shanghai) Limited Shanghai Branch[5]	China	Jing’an
Smith & Nephew Medical (Shanghai) Limited Shanghai Second Branch[5]	China	Shanghai Xin Jin Qiao Rd
Smith & Nephew Medical (Suzhou) Limited	China	Suzhou City
Smith & Nephew Orthopaedics (Beijing) Co., Ltd	China	Ronghua
S&N Holdings SAS[1]	Colombia	Bogota
Smith & Nephew Colombia S.A.S	Colombia	Bogota
ArthroCare Costa Rica Srl	Costa Rica	Alajuela
Smith & Nephew Curaçao N.V.[2]	Curaçao	Willemstad
Smith & Nephew Beijing Holdings Limited[1]	Hong Kong	Hong Kong
Smith & Nephew Limited	Hong Kong	Hong Kong
Smith & Nephew Suzhou Holdings Limited[1]	Hong Kong	Hong Kong
Smith & Nephew GBS Private Limited	India	Pune
Smith & Nephew Healthcare Private Limited	India	Mumbai
Smith & Nephew KK	Japan	Tokyo
Smith & Nephew Chusik Hoesia	Korea, Republic of	Seoul
Smith & Nephew Healthcare Sdn. Bhd	Malaysia	Kuala Lumpur
Smith & Nephew Operations Sdn. Bhd	Malaysia	Kuala Lumpur
Smith & Nephew Services Sdn. Bhd	Malaysia	Kuala Lumpur
Smith & Nephew S.A. de C.V.	Mexico	Mexico City
Smith & Nephew Limited[1]	New Zealand	Auckland

Company name	Country of operation and incorporation	Registered Office
Smith & Nephew Superannuation Scheme Limited	New Zealand	Auckland
Smith & Nephew (Overseas) Limited Philippines Branch[2,5]	Philippines	Manila
Smith & Nephew Philippines, Incorporated	Philippines	Muntinlupa
Smith & Nephew, Inc.	Puerto Rico	San Juan
Smith & Nephew USD Limited Office for Technical & Scientific Services[5]	Saudi Arabia	Riyadh
Branch of Smith & Nephew Regional Headquarter Company[5]	Saudi Arabia	Riyadh
Smith & Nephew Asia Pacific Pte. Limited[1]	Singapore	Singapore
Smith & Nephew Pte Limited	Singapore	Singapore
Smith & Nephew (Pty) Limited[1]	South Africa	Westville
Smith & Nephew Pharmaceuticals (Proprietary) Limited[2]	South Africa	Westville
Smith & Nephew (Overseas) Limited Taiwan Branch[5]	Taiwan	Taipei
Smith & Nephew Limited	Thailand	Huai Khwang District, Bangkok
Smith ve Nephew Medikal Cihazlar Ticaret Limited Sirketi	Turkey	Istanbul
Smith & Nephew FZE	United Arab Emirates	Jebel Ali, Dubai
Smith & Nephew FZE (DHCC Branch)[5]	United Arab Emirates	HealthCare City, Dubai
The Representative Office Of Smith & Nephew Asia Pacific Pte. Limited	Vietnam	Ho Chi Minh City
Smith & Nephew Company Limited	Vietnam	Hanoi City
Smith & Nephew Pte Ltd. Foreign Trade Representative Office	Indonesia	Kartini
1	Holding company.
2	Dormant company.
3	Not 100% owned by Smith & Nephew Group.
4	Directly owned by Smith & Nephew plc.
5	Branch of a company in Smith & Nephew Group.
6	Represents 26.60% voting rights and 7.5% economic interest.
7	Represents 9.3% economic interest.
Registered Office addresses
UK
Watford	Building 5, Croxley Park, Hatters Lane, Watford, Hertfordshire, WD18 8YE
Nottingham	80 Mount Street, Cumberland Court, Nottingham, NG1 6HH.
York	25, Carr Lane, York, YO26 5HT
Hull	101 Hessle Road, Hull, HU3 2BN
Edinburgh	4th Floor, 115 George Street, Edinburgh, EH2 4JN
Rest of Europe
Vienna	Concorde Business Park, C3, 2320, Schwechat, Austria
Zaventem	Ikaroslaan 45, 1930 Zaventem, Belgium
Kobenhavn	Kay Fiskers Plads 9, 1. 2300. Kobenhavn S, Denmark
Registered Office addresses
Helsinki	Lentäjäntie 1, 01530 Vantaa, Finland
Neuilly-sur-Seine	40-52, Boulevard du Parc, 92200 Neuilly-sur-Seine, France
Hamburg	Van-der-Smissen-Strabe, 22767, Hamburg, Germany
Munich	Rosenheimer Straße 116, Munich, 81669, Germany
Tuttlingen	Alemannenstrasse 14, 78532, Tuttlingen, Germany
Dublin	9 Clare Street, Dublin 2, D02 HH30, Ireland
Kfar Saba	17 Atir Yeda St, Kfar Saba, 4464313, Israel
Milan	Sesto San Giovanni (MI) Viale T. Edison 110 CAP 20099 Italy
Luxembourg	1A, rue Jean Piret, L-2350, Luxembourg, Grand-Duchy of Luxembourg, Luxembourg
Amsterdam 2132NP	Bloemlaan 2, 2132NP, Hoofddorp, The Netherlands
Amsterdam 1105BP	Paasheuvelweg 25, 1105BP, Amsterdam, The Netherlands
Oslo	Snaroyveien 36, FORNEBU, 1364, Norway
Warsaw	Ul Osmanska 12, 02-823, Warsaw, Poland
Forte da Casa	Rua do Parque Tejo, numbers 7, 7-A and 7-B 2625-437 Forte da Casa, Povoa de Santa Iria and Forte da Casa, Vila Franca de Xira, Portugal
Coimbra	Rua Pedro Nunes, Instituto Pedro Nunes, Edificio IPN-D, 3030-199, Coimbra, Portugal
Moscow	2nd Syromyatnichesky Lane, 9th floor, Premises 1, Room 1, Moscow, 105120, Russian Federation
Puschino	8/1 Stroiteley Street, 142290, City of Puschino, Moscow Region, Russian Federation
Barcelona	Av. Baix Llobregat, Num 30, 3ª Planta, Campus Barcelona, 08950 Esplugues de Llobregat, Spain
Molndal	Krokslatts fabriker 39 431 37 Molndal, Sverige, Sweden
Gothenburg	Varbergsgatan 2A/412 65 Göteborg, Sweden
Puidoux	Route du Verney 20, 1070, Puidoux, Switzerland
Brugg	Stahlrain 2, 5200, Brugg, Switzerland
Zug	Theilerstrasse 1A, 6300, Zug, Switzerland
Aarau	Schachenallee 29, 5000, Aarau, Switzerland
US
Wilmington	CT Corporation, 1209 Orange Street, Wilmington DE 19801, USA
Philadelphia	CT Corporation 1515 Market Street, Philadelphia, PA 19102, USA
Wilmington 19808	251 Little Falls Drive, Wilmington DE 19808, USA
Dover GD	160 Greentree Drive, Suite 101, Dover, DE, 19904, USA
Timonium	CT Corp. 2405 York Road, Suite 201, Lutherville Timoniun, MD 21093, USA
Utah	P.O. Box 6008, North Logan, UT 84341, USA
Africa, Asia, Australasia and Other Americas
Buenos Aires	Maipu 1300, 13th Floor, Buenos Aires, Argentina
Macquarie Park	Suite 1.01, Level 1, Building B, Pinnacle Office Park, 4 Drake Avenue, Macquarie Park, NSW 2113, Australia
Melbourne	55 Collins Street, Level 38 Melbourne VIC 3000, Australia
São Paulo	Av. das Nações Unidas, 14171- 23º andar – Torre C-Crystal, Vila Gertrudes, São Paulo, CEP 04794-000, Brazil
Registered Office addresses
Diadema	Avenida Fagundes de Oliveira, 538, Piraporinha, Mbigucci Diadema Business Park, Module B21 and B22, City of Diadema São Paulo CEP 09950-300 Brazil
Ontario	1919 Minnesota Court, Suite 403, Mississauga ON L5N 0C9
Chile	Alonso de Cordova 5320 OF 1401 PS14, Las Condes, Rol 751-76, Santiago, Chile
Georgetown 1104	c/o Maples Corporate Services Limited, P.O. Box 309, Ugland house, Grand Cayman, KY1-1104, Cayman Islands
Georgetown 9008	Walkers Corporate Limited, Cayman Corporate Centre, 27 Hospital Road, George Town, Grand Cayman, KY1-9008, Cayman Islands
Chao Yang District, Beijing	Room 17-021, Internal B17 floor, B3-24th floor, No 3 Xin Yuan South Rd, Chao Yang District, Beijing, China
Shunyi District, Beijing	22 Linhe Avenue, Linhe Economic Development Zone, Shunyi District, Beijing, 101300, China
Shanghai Ao Na Rd	Part B, 4th Floor, Tong Yong Building, No 188 Ao Na Rd, Shanghai Free Trade Test Zone, Shanghai, China
Dong Cheng District	Unit B1, 2/F, Tower A, East Gate Plaza No.9, Dongshong Street Dong Cheng District, Beijing, China
Wu Hou District	No 5. 15th Floor, Unit 1, Building, 1 Li Bao Building, No 62 North Ke Hua North Rd, Wu Hou District, Chengdu, China
Yue Xiu District	Unit 50A, Level 17, Tower 2, Lumina International Centre, 181 Yanjiang Xi Road, Yue Xiu District, Guangzhou 510623, P.R.China
Jing'an District	Unit 09, Nominal Level 12 (Actual Level 11), Central Section of Bohua Square Office Tower, No. 669 Xinzha Road, Jing’an District, Shanghai, China
Shanghai Xin Jin Qiao Rd	Room 102, Floor 1, Building 3 (B1), No. 1599, Xin Jin Qiao Road China (Shanghai) Pilot Free Trade Zone, Shanghai, China
Suzhou City	12, Wuxiang Road, West Area of Comprehensive Bonded Zone, Suzhou Industrial Park, Suzhou City, SIP, Jiangsu Province, China
Riyadh	7555- Muhammad AI Barwadi Qurtubah, Riyadh 2474-13244, Unit Number 301, Kingdom of Saudi Arabia
Ronghua	Unit 1007B, 10th Floor, Tower A, Courtyard 19, Ronghua Middle Road, BDA, Beijing, China
Bogota	Calle 100 No. 7 – 33 to 1 P3, Bogota D.C., Colombia
Alajuela	Building B32, 50 meters South of Revisión Téchnica Vehicular, Province de Alajuela, Canton Alajuela, Coyol Free Zone, District San José, Costa Rica
Willemstad	Pietermaai 15, PO Box 4905, Curaçao
Hong Kong	Unit 813 – 816, 8/F, Delta House, 3 On Yiu Street, Shatin, New Territories, Hong Kong

Registered Office addresses
Pune	Podium Floor Tower 4, World Trade Center S No1 Kharadi, Pune, Maharashtra-MH, 411014, India
Mumbai	501-B – 509-B Dynasty Business Park, Andheri Kurla Road, Andheri East, Mumbai-59, Maharashtra, India
Tokyo	14th Floor, World Trade Center Building South Tower, 2-4-1 Hamamatsucho, Minato-ku, Tokyo, 105-5114, Japan
Seoul	13th Floor, ASEM Tower, Gangnam-gu 13th Floor, ASEM Tower, 159-1 Samsung-dong, Seoul, Korea
Kuala Lumpur	Level 25, Menara Hong Leong, NO. 6 Jalan Damanlela Bukit Damansara Kuala Lumpur W.P. 50490 Kuala Lumpur, Malaysia
Mexico City	Av. Insurgentes Sur, numero 1602, Piso No.7, Oficina 702, Colonia Credito, Constructor, Delegacion Benito Juarez, C.P. 03940, Mexico
Auckland	621 Rosebank Road, Avondale, Auckland, 1026, New Zealand
Manila	6/F Alfaro St, Salcedo Village, Makati City, Metro Manila, Philippines
Muntinlupa	304 26th, Floor Axis Tower Filinvest Avenue Alabang, City Of Muntinlupa, Fourth District, National Capital Region (Ncr),
San Juan	Edificio Cesar Castillo, Calle Angel Buonomo #361, Hato Rey, 00917, Puerto Rico
Singapore	29 Media Circle, #06-05, Alice@Mediapolis, Singapore, 138565, Singapore
Westville	30 The Boulevard, Westway Office Park, Westville, 3629, South Africa
Taipei	9F-2, No. 50, Sec. 1, Xinsheng South Road, Zhongzheng District Taipei City 10059, Taiwan
Huai Khwang District, Bangkok	No. 33/4 Building A, The 9th Tower Grand Rama 9, 16th Floor, Rama 9 Road, Huai Khwang, Huai Khwang, Bangkok, 10310, Thailand.
Istanbul	Mahmutbey Mahallesi, 2538. Sokak, Kısık Plaza Apt. No:6/Z1, Istanbul, Bağcılar, Turkey
Jebel Ali, Dubai	PO Box 16993 LB02016, Jebel Ali, Dubai, United Arab Emirates
HealthCare City, Dubai	Floor 1, Building 52, Dubai Healthcare City, Dubai, United Arab Emirates
Ho Chi Minh City	Room 02, 18th floor, TNR building, 180-192, Nguyen Cong Tru street, Nguyen Thai Binh Ward, District 1, Ho Chi Minh City, Vietnam
Hanoi City	R03 and R04, 20th floor, LPB Tower, 210 Tran Quang Khai, Hoan Kiem Ward, Hanoi City, Vietnam
Kartini	Private Office, 10-133, South Quarter, Tower C, 10th Floor, Jl. R.A. Kartini Kav. 8